Accrued expenses and other current liabilities (Details)		Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Payables and Accruals [Abstract]
Accrued credit points for online store consumption	[1]	$ 121,485	¥ 881,573	¥ 2,159,093
Accrued payroll and employee benefits		58,378	423,634	431,413
Service charge payable related to market promotion		193,414	1,403,548	288,836
Loans to third-parties		858,094	6,226,933	20,584
Others		77,715	563,954	159,986
Total		$ 1,309,086	¥ 9,499,642	¥ 3,059,912

[1]	Minghui Liu provided the interest-free loans to the Group, which are repayable on demand based on Minghui Liu’s funding needs, to support the Group’s business operation.